UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 28, 2009

Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

 [logo – American Funds®]

The New Economy Fund®

Investment portfolio

February 28, 2009
 unaudited

Common stocks — 89.10%	Shares	Value (000)

SOFTWARE & SERVICES — 16.91%
Google Inc., Class A1	434,300	$146,789
Yahoo! Inc.[1]	6,295,000	83,283
Oracle Corp.[1]	3,895,000	60,528
Tencent Holdings Ltd.	10,380,000	60,170
Microsoft Corp.	3,694,300	59,663
SAP AG	1,690,000	54,763
Global Payments Inc.	1,680,000	51,542
Symantec Corp.[1]	3,500,000	48,405
Visa Inc., Class A	631,600	35,818
MasterCard Inc., Class A	200,000	31,606
Wirecard AG1	4,271,257	25,387
Paychex, Inc.	1,125,000	24,818
United Internet AG	2,295,216	16,265
Autodesk, Inc.[1]	1,200,000	15,228
eBay Inc.[1]	1,300,000	14,131
Automatic Data Processing, Inc.	365,000	12,465
Moneysupermarket.com Group PLC	6,985,000	4,330
Verifone Holdings, Inc.[1]	865,000	3,754
ACI Worldwide, Inc.[1]	177,493	3,170
ProAct Holdings, LLC[1,2,3]	3,500,000	—
		752,115

TECHNOLOGY HARDWARE & EQUIPMENT — 9.76%
Apple Inc.[1]	1,323,000	118,157
Cisco Systems, Inc.[1]	6,014,200	87,627
EMC Corp.[1]	4,200,000	44,100
Delta Electronics, Inc.	25,781,520	41,053
QUALCOMM Inc.	910,000	30,421
Corning Inc.	2,600,000	27,430
Avid Technology, Inc.[1]	1,800,000	17,928
Logitech International SA1	2,000,000	17,120
Canon, Inc.	635,000	16,526
Nokia Corp.	1,530,000	14,612
Murata Manufacturing Co., Ltd.	265,000	10,236
Wistron Corp.	5,501,000	4,207
Motorola, Inc.	700,000	2,464
Flextronics International Ltd.[1]	981,534	2,022
		433,903

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.28%
Teva Pharmaceutical Industries Ltd. (ADR)	2,745,000	122,372
Vertex Pharmaceuticals Inc.[1]	1,500,000	45,345
Myriad Genetics, Inc.[1]	550,500	43,407
Millipore Corp.[1]	504,000	27,750
Illumina, Inc.[1]	678,000	21,242
Bayer AG, non-registered shares	414,000	20,022
Richter Gedeon NYRT	155,000	16,123
Amgen Inc.[1]	212,600	10,403
Roche Holding AG	55,400	6,317
Novo Nordisk A/S, Class B	118,000	5,775
Applera Corp., Celera Corp.[1]	508,000	3,266
Array BioPharma Inc.[1]	580,000	1,809
		323,831

TELECOMMUNICATION SERVICES — 6.94%
Telephone and Data Systems, Inc., Special Common Shares	931,100	25,605
Telephone and Data Systems, Inc.	781,100	23,042
Philippine Long Distance Telephone Co.	465,040	20,699
Philippine Long Distance Telephone Co. (ADR)	299,500	13,313
Koninklijke KPN NV	2,200,000	28,485
Qwest Communications International Inc.	8,159,000	27,659
China Mobile Ltd.	1,500,000	13,154
China Mobile Ltd. (ADR)	300,000	13,005
América Móvil, SAB de CV, Series L (ADR)	910,000	23,187
Vodafone Group PLC	11,560,000	20,746
MTN Group Ltd.	2,300,000	19,685
Total Access Communication PCL	17,387,700	14,432
Total Access Communication PCL (THB denominated)	4,900,000	4,073
Verizon Communications Inc.	585,000	16,690
Telenor ASA	2,350,100	12,217
Singapore Telecommunications Ltd.	6,313,000	10,050
tw telecom inc.[1]	1,130,000	9,085
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	13,615,500	7,163
Sprint Nextel Corp., Series 1[1]	1,980,000	6,514
		308,804

RETAILING — 5.93%
Lowe’s Companies, Inc.	2,683,900	42,513
O’Reilly Automotive, Inc.[1]	1,200,500	40,049
Bed Bath & Beyond Inc.[1]	1,675,000	35,677
Li & Fung Ltd.	15,000,000	33,310
Best Buy Co., Inc.	1,150,000	33,143
Target Corp.	900,000	25,479
Tractor Supply Co.[1]	600,000	18,744
Industria de Diseño Textil, SA	300,000	11,403
Amazon.com, Inc.[1]	150,000	9,718
Williams-Sonoma, Inc.	795,200	6,942
Lotte Shopping Co.	30,736	3,309
Abercrombie & Fitch Co., Class A	150,000	3,299
		263,586

BANKS — 5.87%
Banco Bradesco SA, preferred nominative	4,234,969	37,000
Bank of China Ltd., Class H	118,855,000	33,260
Société Générale	1,010,000	32,010
HSBC Holdings PLC (Hong Kong)	2,400,000	17,626
HSBC Holdings PLC (United Kingdom)	1,353,500	9,531
Industrial and Commercial Bank of China Ltd., Class H	62,000,000	25,426
Banco Santander, SA	2,973,153	18,502
Busan Bank	5,160,000	17,439
BOC Hong Kong (Holdings) Ltd.	16,025,000	16,161
M&T Bank Corp.	430,000	15,738
ICICI Bank Ltd.	2,310,000	14,842
Unibanco-União de Bancos Brasileiros SA, units (GDR)	167,000	8,739
Banco Bilbao Vizcaya Argentaria, SA	630,000	4,633
Wells Fargo & Co.	300,000	3,630
Sberbank (Savings Bank of the Russian Federation) (GDR)[2]	46,200	2,992
Grupo Financiero Banorte, SAB de CV, Series O	2,529,699	2,706
Shinhan Financial Group Co., Ltd.[1]	51,140	777
		261,012

HEALTH CARE EQUIPMENT & SERVICES — 5.49%
Inverness Medical Innovations, Inc.[1]	3,293,000	73,994
Fresenius Kabi Pharmaceuticals Holding, Inc.	600,000	27,432
Hologic, Inc.[1]	2,275,000	25,753
McKesson Corp.	600,000	24,612
Aetna Inc.	1,000,000	23,870
NuVasive, Inc.[1]	703,586	19,947
Varian Medical Systems, Inc.[1]	453,600	13,839
Sirona Dental Systems, Inc.[1]	905,900	10,101
Masimo Corp.[1]	270,000	6,747
Medtronic, Inc.	212,000	6,273
St. Jude Medical, Inc.[1]	150,000	4,974
American Medical Systems Holdings, Inc.[1]	336,600	3,484
Beckman Coulter, Inc.	75,000	3,363
		244,389

TRANSPORTATION — 5.29%
Ryanair Holdings PLC (ADR)[1]	5,866,300	139,853
Burlington Northern Santa Fe Corp.	542,500	31,883
United Parcel Service, Inc., Class B	757,000	31,173
Union Pacific Corp.	389,000	14,595
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	372,700	6,332
Alaska Air Group, Inc.[1]	200,000	4,382
Hopewell Highway Infrastructure Ltd.	7,418,000	4,324
Continental Airlines, Inc., Class B1	175,000	1,753
US Airways Group, Inc.[1]	330,000	941
		235,236

MEDIA — 4.54%
Time Warner Inc.	4,640,000	35,403
British Sky Broadcasting Group PLC	4,186,000	28,216
Time Warner Cable Inc., Class A1	1,190,000	21,694
Vivendi SA	900,000	21,677
Walt Disney Co.	1,150,000	19,285
Omnicom Group Inc.	800,000	19,224
Scripps Networks Interactive, Inc., Class A	900,000	17,919
Daily Mail and General Trust PLC, Class A, nonvoting	3,155,000	11,283
Schibsted ASA	1,312,869	7,760
CTC Media, Inc.[1]	2,000,000	6,880
Multi Screen Media Private Ltd.[1,2,3]	79,866	6,408
News Corp., Class A	802,815	4,464
Next Media Ltd.	15,662,000	1,737
		201,950

COMMERCIAL & PROFESSIONAL SERVICES — 2.89%
Manpower Inc.	885,000	24,674
Robert Half International Inc.	1,525,000	23,439
Iron Mountain Inc.[1]	1,000,000	18,580
Downer EDI Ltd.	6,700,000	16,020
Cintas Corp.	770,000	15,623
Monster Worldwide, Inc.[1]	1,800,000	11,862
Randstad Holding NV	793,000	11,678
United Stationers Inc.[1]	314,467	6,833
		128,709

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.89%
NVIDIA Corp.[1]	3,000,000	24,840
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000,000	20,560
Siliconware Precision Industries Co., Ltd.	23,676,166	20,407
Intel Corp.	1,500,000	19,110
Linear Technology Corp.	600,000	13,080
Texas Instruments Inc.	750,000	10,762
Maxim Integrated Products, Inc.	600,000	7,260
Microchip Technology Inc.	250,963	4,711
KLA-Tencor Corp.	243,000	4,192
Varian Semiconductor Equipment Associates, Inc.[1]	136,500	2,491
MEMC Electronic Materials, Inc.[1]	79,000	1,186
		128,599

ENERGY — 2.22%
Schlumberger Ltd.	2,352,400	89,533
Baker Hughes Inc.	320,000	9,379
		98,912

DIVERSIFIED FINANCIALS — 1.89%
Deutsche Bank AG	725,000	19,133
JPMorgan Chase & Co.	725,000	16,566
American Express Co.	1,200,000	14,472
Bank of New York Mellon Corp.	620,000	13,746
State Street Corp.	384,700	9,721
Capital One Financial Corp.	541,700	6,528
Banco ABC Brasil SA, preferred nominative	2,019,900	3,717
		83,883

UTILITIES — 1.58%
Tanjong PLC	9,393,000	35,240
GDF Suez	715,890	22,993
Hong Kong and China Gas Co. Ltd.	4,000,000	6,087
NTPC Ltd.	1,619,000	5,875
		70,195

CAPITAL GOODS — 1.41%
MSC Industrial Direct Co., Inc., Class A	845,000	25,848
Max India Ltd.[1]	5,327,868	10,885
Wolseley PLC	2,900,000	7,424
Fluor Corp.	198,400	6,597
Watsco, Inc.	180,000	6,179
Beacon Roofing Supply, Inc.[1]	300,000	3,291
PT AKR Corporindo Tbk	45,000,000	2,255
		62,479

CONSUMER DURABLES & APPAREL — 1.14%
GEOX SpA	4,810,904	27,907
Jumbo SA	2,234,000	13,505
Burberry Group PLC	2,515,000	9,265
		50,677

CONSUMER SERVICES — 1.07%
Carnival Corp., units	1,100,000	21,516
Shangri-La Asia Ltd.	10,000,000	10,768
Las Vegas Sands Corp.[1]	3,000,000	6,840
OPAP (Greek Organization of Football Prognostics) SA	198,710	5,138
MGM Mirage, Inc.[1]	500,000	1,750
Life Time Fitness, Inc.[1]	195,000	1,669
		47,681

FOOD & STAPLES RETAILING — 0.53%
Costco Wholesale Corp.	560,000	23,710

MATERIALS — 0.42%
Monsanto Co.	137,227	10,466
Nitto Denko Corp.	448,400	8,178
		18,644

INSURANCE — 0.41%
China Life Insurance Co. Ltd., Class H	5,305,000	14,914
AXA SA	361,809	3,371
		18,285

MISCELLANEOUS — 4.64%
Other common stocks in initial period of acquisition		206,388

Total common stocks (cost: $5,868,227,000)		3,962,988

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		16

Total rights (cost: $0)		16

	Shares or
Convertible securities — 0.41%	principal amount

TELECOMMUNICATION SERVICES — 0.10%
tw telecom inc. 2.375% convertible debentures 2026	$6,400,000	4,416

INSURANCE — 0.01%
American International Group, Inc. 8.50% convertible preferred 2011, units	92,163	461

MISCELLANEOUS — 0.30%
Other convertible securities in initial period of acquisition		13,240

Total convertible securities (cost: $47,062,000)		18,117

	Principal amount	Value
Bonds & notes — 0.29%	(000)	(000)

RETAILING — 0.29%
Staples, Inc. 9.75% 2014	$12,294	$12,911

Total bonds & notes (cost: $12,495,000)		12,911

Short-term securities — 12.30%

Federal Home Loan Bank 0.14%–0.37% due 3/5–5/29/2009	129,150	129,065
Freddie Mac 0.18%–0.45% due 3/9–7/7/2009	120,300	120,238
Fannie Mae 0.23%–0.60% due 5/11–7/14/2009	56,200	56,112
Hewlett-Packard Co. 0.20% due 3/12–3/13/2009[4]	55,750	55,746
General Electric Capital Corp. 0.27% due 3/2/2009	44,400	44,399
Coca-Cola Co. 0.25% due 4/1/2009[4]	28,200	28,188
Abbott Laboratories 0.31% due 4/24/2009[4]	28,200	28,187
Yale University 0.45% due 4/2/2009	25,000	24,990
General Dynamics Corp. 0.25% due 3/23/2009[4]	15,600	15,597
Private Export Funding Corp. 0.30% due 5/4/2009[4]	14,800	14,782
Medtronic Inc. 1.25% due 3/9/2009[4]	13,100	13,097
Procter & Gamble International Funding S.C.A. 0.29% due 3/23/2009[4]	7,500	7,499
Caterpillar Financial Services Corp. 0.35% due 3/2/2009	4,800	4,800
Honeywell International Inc. 0.80% due 3/9/2009[4]	4,600	4,600

Total short-term securities (cost: $547,379,000)		547,300

Total investment securities (cost: $6,475,163,000)		4,541,332
Other assets less liabilities		(93,397)

Net assets		$4,447,935

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous”, was $22,656,000, which represented .51% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$31,574	$6,408	.14%
ProAct Holdings, LLC	1/4/2005	87	—	.00

Total restricted securities		$31,661	$6,408	.14%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $167,696,000, which represented 3.77% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
THB = Thai baht

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended February 28, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/28/09 (000)

NuVasive, Inc.*	1,953,586	—	1,250,000	703,586	$—	$—

*Unaffiliated issuer at 2/28/2009.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities as required by the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2009 (dollars in thousands):

Investment securities

Level 1 – Quoted prices	$3,954,049
Level 2 – Other significant observable inputs	567,635
Level 3 – Significant unobservable inputs	19,648
Total	$4,541,332

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the three months ended February 28, 2009 (dollars in thousands):

Level 3 investment securities

Beginning value at 12/1/2008	$6,593
Net purchases	33,750
Net unrealized depreciation	(20,695)
Ending value at 2/28/2009	$19,648

Net unrealized depreciation during the period on Level 3 investment securities held at 2/28/2009	$(20,695)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$175,898
Gross unrealized depreciation on investment securities	(2,110,624)
Net unrealized depreciation on investment securities	(1,934,726)
Cost of investment securities for federal income tax purposes	$6,476,058

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial professional and should be read carefully before investing.

MFGEFP-914-0409O-S15823

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 28, 2009

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 28, 2009